[graphic omitted]

ATEL
Financial Services, LLC

August 17, 2009


BY EDGAR AND OVERNIGHT DELIVERY

Mr. Rufus Decker
Accounting Branch Chief
Division of Corporation Finance, Mail Stop 4631
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549-4631

         Re: ATEL Cash Distribution Fund VI, L.P. (the "Company") Form 10-K for the fiscal year ended December 31, 2008 Form 10-Q for the period ended March 31, 2009
                  SEC File No. 0-28368

Dear Mr. Decker:

         This letter is in response to your letter dated August 7, 2009, addressed to me as Chief Financial Officer of the above-referenced Company, regarding the referenced reports.

         The Company's supplemental response to the comment in your letter is set forth below.

              FORM 10-K FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008

Exhibit 31

1. Attached supplementally is the Company's Form 10-K/A filed concurrently with this letter to include the required certifications, complete with the previously omitted phrases.

         Please contact the undersigned with any further comments or questions concerning the Company's reports.

                                Very truly yours,
                                ATEL Cash Distribution Fund VI, L.P.

                                By: ATEL Financial Services, LLC, its
                                General Partner


                                /s/ Paritosh K. Choksi
                                -------------------------------
                                By: Paritosh K. Choksi, Executive Vice President


  600 California Street, 6th Floor, San Francisco, CA 84108  Main 415.989.8800
                      Facsimile 415.989.3796  www.atel.com

Mr. Rufus Decker
August 17, 2009
Page 2


cc:      Ms. Nudrat Salik
         Staff Accountant
         Division of Corporation Finance, Mail Stop 4631
         Securities and Exchange Commission

         Paul J. Derenthal, Esq.
         Mr. Samuel Schussler
         Mr. Tullus Miller